Putnam VT Global Health Care Fund
The fund's portfolio
9/30/20 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value
Biotechnology (18.5%)
AbbVie, Inc.	88,700	$7,769,233
Acceleron Pharma, Inc.(NON)	18,555	2,087,994
Amgen, Inc.	5,155	1,310,195
Ascendis Pharma A/S ADR (Denmark)(NON)	23,001	3,549,514
Biogen, Inc.(NON)	5,549	1,574,140
Insmed, Inc.(NON)	53,502	1,719,554
Ironwood Pharmaceuticals, Inc.(NON)	192,724	1,733,552
Regeneron Pharmaceuticals, Inc.(NON)	3,644	2,039,838
Rocket Pharmaceuticals, Inc.(NON)(S)	15,800	361,188
Seagan Inc.(NON)	10,300	2,015,607
Vertex Pharmaceuticals, Inc.(NON)	11,900	3,238,228

		27,399,043
Diversified financial services (0.5%)
Health Sciences Acquisitions Corp. 2(NON)	69,005	759,055

		759,055
Health-care equipment and supplies (12.8%)
Abbott Laboratories	27,400	2,981,942
Baxter International, Inc.	34,800	2,798,616
Boston Scientific Corp.(NON)	72,800	2,781,688
Danaher Corp.	24,200	5,210,986
Intuitive Surgical, Inc.(NON)	4,100	2,909,114
Quidel Corp.(NON)	6,800	1,491,784
Terumo Corp. (Japan)	16,200	645,433

		18,819,563
Health-care providers and services (14.7%)
AmerisourceBergen Corp.	11,400	1,104,888
Centene Corp.(NON)	29,300	1,709,069
Cigna Corp.	9,000	1,524,690
Humana, Inc.	8,700	3,600,843
Laboratory Corp. of America Holdings(NON)	11,500	2,165,105
McKesson Corp.	13,100	1,950,983
Oak Street Health, Inc.(NON)	5,300	283,232
UnitedHealth Group, Inc.	30,200	9,415,454

		21,754,264
Health-care technology (0.8%)
Change Healthcare, Inc.(NON)	86,744	1,258,655

		1,258,655
Life sciences tools and services (9.8%)
Avantor, Inc.(NON)	49,500	1,113,255
Bio-Rad Laboratories, Inc. Class A(NON)	4,300	2,216,478
Illumina, Inc.(NON)	6,200	1,916,296
Lonza Group AG (Switzerland)	5,050	3,117,265
Thermo Fisher Scientific, Inc.	14,000	6,181,280

		14,544,574
Pharmaceuticals (40.8%)
4Front Ventures Corp.(NON)	1,286,446	733,917
Astellas Pharma, Inc. (Japan)	47,800	711,576
AstraZeneca PLC (United Kingdom)	53,913	5,867,939
Bristol-Myers Squibb Co.	54,500	3,285,805
Chugai Pharmaceutical Co., Ltd. (Japan)	16,100	722,473
Daiichi Sankyo Co., Ltd. (Japan)	76,800	2,359,950
Eisai Co., Ltd. (Japan)	6,100	556,631
Eli Lilly and Co.	31,100	4,603,422
Jazz Pharmaceuticals PLC(NON)	7,700	1,097,943
Johnson & Johnson	57,226	8,519,807
Merck & Co., Inc.	73,762	6,118,558
Merck KGaA (Germany)	8,202	1,197,679
Mylan NV(NON)(S)	59,100	876,453
Novartis AG (Switzerland)	65,694	5,708,892
Novo Nordisk A/S Class B (Denmark)	23,474	1,630,546
Pfizer, Inc.	93,403	3,427,890
Roche Holding AG (Switzerland)	21,641	7,403,975
Royalty Pharma PLC Class A	69,542	2,925,632
Sanofi (France)	13,898	1,393,539
Takeda Pharmaceutical Co., Ltd. (Japan)	37,800	1,346,513

		60,489,140

Total common stocks (cost $99,428,784)		$145,024,294

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.(S)	632	$807,418

Total convertible preferred stocks (cost $632,000)		$807,418

UNITS (0.4%)(a)
	Units	Value
Lifesci Acquisition Corp.(NON)	46,885	$637,636

Total units (cost $468,850)		$637,636

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.50%, 10/31/24(i)	$44,000	$46,570

Total U.S. treasury obligations (cost $46,570)		$46,570

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Neuralstem, Inc. Ser. K, (acquired various dates from 1/3/14 to 4/20/17, cost $0)(RES)	1/9/22	$42.00	2,050	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (3.2%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.22%(AFF)	Shares	1,770,275	$1,770,275
Putnam Short Term Investment Fund Class P 0.21%(AFF)	Shares	2,588,992	2,588,992
U.S. Treasury Bills 0.096%, 10/27/20(SEGSF)		$400,000	399,978

Total short-term investments (cost $4,759,240)			$4,759,245
TOTAL INVESTMENTS

Total investments (cost $105,335,444)			$151,275,163

	FORWARD CURRENCY CONTRACTS at 9/30/20 (aggregate face value $34,394,696) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Buy	12/16/20	$6,845,963	$6,928,710	$(82,747)
		Japanese Yen	Sell	11/18/20	1,523,255	1,516,674	(6,581)
	Barclays Bank PLC
		British Pound	Sell	12/16/20	407,814	421,122	13,308
		Euro	Buy	12/16/20	811,528	821,271	(9,743)
		Japanese Yen	Buy	11/18/20	338,722	339,029	(307)
	Citibank, N.A.
		Danish Krone	Sell	12/16/20	917,675	947,940	30,265
	Credit Suisse International
		Japanese Yen	Buy	11/18/20	1,125,349	1,125,535	(186)
	Goldman Sachs International
		British Pound	Buy	12/16/20	1,046,580	1,081,676	(35,096)
		Japanese Yen	Buy	11/18/20	3,944,371	3,944,856	(485)
	HSBC Bank USA, National Association
		British Pound	Sell	12/16/20	276,005	284,882	8,877
		Chinese Yuan (Offshore)	Buy	11/18/20	221,250	214,671	6,579
		Euro	Buy	12/16/20	232,301	235,062	(2,761)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/21/20	563,497	545,740	17,757
		Japanese Yen	Sell	11/18/20	1,093,701	1,094,925	1,224
		New Zealand Dollar	Buy	10/21/20	290,817	287,622	3,195
		Swiss Franc	Sell	12/16/20	3,695,306	3,738,409	43,103
	Morgan Stanley & Co. International PLC
		British Pound	Buy	12/16/20	1,588,266	1,639,543	(51,277)
	NatWest Markets PLC
		Australian Dollar	Buy	10/21/20	2,783,750	2,696,229	87,521
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/21/20	492,872	477,129	15,743
		British Pound	Sell	12/16/20	1,443,808	1,494,777	50,969
		Euro	Sell	12/16/20	10,100	10,231	131
		Israeli Shekel	Buy	10/21/20	215,846	214,953	893
		Japanese Yen	Sell	11/18/20	191,806	191,936	130
	Toronto-Dominion Bank
		Euro	Buy	12/16/20	411,754	416,579	(4,825)
	UBS AG
		Australian Dollar	Sell	10/21/20	1,689,055	1,636,073	(52,982)
		Euro	Sell	12/16/20	182,741	184,927	2,186
		Japanese Yen	Buy	11/18/20	884,604	885,762	(1,158)
	WestPac Banking Corp.
		Australian Dollar	Buy	10/21/20	808,966	783,414	25,552
		Euro	Buy	12/16/20	232,301	235,019	(2,718)

	Unrealized appreciation						307,433

	Unrealized (depreciation)						(250,866)

	Total						$56,567
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $148,109,408.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $0, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$3,394,825	$25,775,765	$27,400,315	$20,695	$1,770,275
	Putnam Short Term Investment Fund**	4,771,784	37,036,752	39,219,544	20,312	2,588,992

	Total Short-term investments	$8,166,609	$62,812,517	$66,619,859	$41,007	$4,359,267
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,770,275, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,743,050.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $232,000.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $230,870 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.8%
	Switzerland	10.9
	Japan	4.2
	United Kingdom	3.9
	Denmark	3.5
	France	0.9
	Germany	0.8

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $233,151 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $232,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Financials	$759,055	$—	$—
Health care	111,602,828	32,662,411	—

Total common stocks	112,361,883	32,662,411	—
Convertible preferred stocks	807,418	—	—
U.S. treasury obligations	—	46,570	—
Units	637,636	—	—
Warrants	—	—	—
Short-term investments	2,588,992	2,170,253	—

Totals by level	$116,395,929	$34,879,234	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$56,567	$—

Totals by level	$—	$56,567	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$32,600,000
Warrants (number of warrants)	2,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com